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COMBINED PROSPECTUS                                              APRIL 1, 1997

                                                       AS REVISED MAY 20, 1997


                      DREYFUS CASH MANAGEMENT FUNDS
                         [INSTITUTIONAL SHARES]
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        DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, INC., DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, DREYFUS
TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH
MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND, IN THE CASE OF DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL, NEW YORK STATE, AND NEW YORK CITY INCOME TAXES.
        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL
OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY
INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS
MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES
OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, EACH FUND IS OFFERING INSTITUTIONAL SHARES. INVESTORS CAN INVEST, REINVEST OR REDEEM INSTITUTIONAL SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.
        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        SINCE DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE GREATER RISK THAN INVESTMENTS IN CERTAIN OTHER TYPES OF
MONEY MARKET FUNDS.
        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER EIGHT INVESTMENT CHOICES IN ONE DOCUMENT.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
        A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 1, 1997, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-346-3621.
        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
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                 TABLE OF CONTENTS
                                                                      Page
     Annual Fund Operating Expenses...........................          3
     Condensed Financial Information..........................          4
     Yield Information........................................          7
     Description of the Funds.................................          7
     Management of the Funds..................................         10
     How to Buy Shares........................................         11
     Shareholder Services.....................................         12
     How to Redeem Shares.....................................         13
     Shareholder Services Plan................................         14
     Dividends, Distributions and Taxes.......................         14
     General Information......................................         16
     Appendix.................................................         18
                                 Page 2

                       ANNUAL FUND OPERATING EXPENSES
                (as a percentage of average daily net assets)

                                                                                                           INSTITUTIONAL
                                                                                                              SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees.................................................................                              None
    Total Fund Operating Expenses..............................................                              .20%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                           INSTITUTIONAL
                                                                                                              SHARES
                                  1 YEAR.......................................                                $ 2
                                  3 YEARS......................................                                $ 6
                                  5 YEARS .....................................                                $11
                                  10 YEARS.....................................                                $26

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        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
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        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Institutional Shares, the payment of which will reduce investors' annual return. As to each Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Institutions and certain Service Agents (as defined below) effecting transactions in Institutional Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Shareholder Services Plan."
                                 Page 3

                      CONDENSED FINANCIAL INFORMATION
        The information in the following tables has been audited by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, and report of independent auditors for each Fund accompany the Statement of Additional Information, available upon request.
                          FINANCIAL HIGHLIGHTS
        Contained below for each Fund is per share operating performance data for an Institutional Share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.


                                                                     DREYFUS CASH MANAGEMENT
                                        ------------------------------------------------------------------------------------------
                                                                      YEAR ENDED JANUARY 31,
                                        ------------------------------------------------------------------------------------------
                                          1988     1989     1990     1991     1992     1993      1994     1995     1996      1997*
                                        ------   ------   ------   ------   ------   -------    ------   -----    -------  -------
PER SHARE DATA:
  Net asset value, beginning of year     $1.00    $1.00    $1.00   $1.00     $1.00    $1.00     $1.00    $1.00    $1.00    $1.00
                                        ------   ------   ------   ------   ------   -------    ------   -----    -------  -------
    INVESTMENT OPERATIONS:
  Investment income-net                   .066     .076     .091     .080     .058     .036      .031     .042     .059     .053
                                        ------   ------   ------   ------   ------   -------    ------   -----    -------  -------
    DISTRIBUTIONS:
  Dividends from investment
  income-net...........                  (.066)   (.076)   (.091)   (.080)   (.058)   (.036)    (.031)   (.042)   (.059)    (.053)
                                        ------   ------   ------   ------   ------   -------    ------   -----    -------  -------
  Net asset value, end of year           $1.00    $1.00    $1.00   $1.00     $1.00    $1.00     $1.00    $1.00    $1.00     $1.00
                                        ======   ======   ======   ======   ======   =======    ======   =====    =======  =======
TOTAL INVESTMENT RETURN                   6.77%    7.84%    9.44%    8.31%    5.96%    3.68%     3.15%    4.28%    6.03%     5.39%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to
    average net assets.                    .20%     .20%     .20%     .20%     .20%     .20%      .20%     .20%     .20%      .20%
  Ratio of net investment income to
    average net assets.                   6.60%    7.42%    9.03%    7.99%    5.78%    3.60%     3.11%    4.08%    5.86%     5.27%
  Decrease reflected in above expense
    ratios due to undertaking
    by The Dreyfus Corporation             .03%     .03%     .02%     .02%     .03%     .04%      .03%      --      --       --
  Net Assets, end of year
    (000's omitted).. $3,320,959 $2,245,703 $3,373,940 $5,041,688 $6,508,999 $5,475,181 $2,894,853 $1,817,166 $2,442,647 $2,758,317


                                                                    DREYFUS CASH MANAGEMENT PLUS, INC.
                                        -----------------------------------------------------------------------------------------
                                                                                                               FOUR MONTHS ENDED
                                                             YEAR ENDED SEPTEMBER 30,                             JANUARY 31,
                                        ------------------------------------------------------------------     ------------------
                                         1988(1)   1989   1990   1991   1992   1993   1994   1995    1996               1997*
                                        --------   ----  -----   ----   -----  -----  -----  ------  -----         -------------
PER SHARE DATA:
  Net asset value, beginning of year       $1.00  $1.00  $1.00  $1.00   $1.00  $1.00  $1.00  $1.00   $1.00              $1.00
                                        --------   ----  -----   ----   -----  -----  -----  ------  -----         -------------
    INVESTMENT OPERATIONS:
  Investment income-net.                    .071   .091   .083   .068    .043   .032   .036    .057   .055               .018
                                        --------   ----  -----   ----   -----  -----  -----  ------  -----         -------------
    DISTRIBUTIONS:
  Dividends from investment
  income-net............                   (.071) (.091) (.083) (.068)  (.043) (.032) (.036)  (.057) (.055)             (.018)
                                        --------   ----  -----   ----   -----  -----  -----  ------  -----         -------------
  Net asset value, end of year             $1.00  $1.00  $1.00  $1.00   $1.00  $1.00  $1.00  $1.00   $1.00              $1.00
                                        ========   ====  =====   ====   =====  =====  =====  ======  =====         =============
TOTAL INVESTMENT RETURN.                 7.45%(2)  9.49%  8.65%  6.97%   4.39%  3.20%  3.65%  5.86%   5.59%              5.34%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to
  average net assets....                  .20%(2)   .20%   .20%   .20%    .20%   .20%   .20%   .20%    .20%               .20%(2)
  Ratio of net investment income to
  average net assets....                 7.13%(2)  9.35%  8.29%  6.62%   4.36%  3.15%  3.49%  5.81%   5.46%              5.32%(2)
  Decrease reflected in above expense
  ratios due to undertaking
  by The Dreyfus Corporation              .07%(2)   .07%   .04%   .04%    .05%   .04%   .01%    --     --                 --
  Net Assets, end of year
  (000's omitted)....  $125,266 $728,832 $1,177,475 $1,780,058 $2,300,382 $3,003,344 $1,893,485 $4,404,989 $4,766,312 $5,515,751
(1)    From October 6, 1987 (commencement of operations) to September 30, 1988.
(2)    Annualized.
*  The Fund has changed its fiscal year end from September 30 to January 31. The information provided is from October 1,1996 through January 31, 1997.
                    Page 4

                                                                       DREYFUS GOVERNMENT CASH MANAGEMENT
                                           -----------------------------------------------------------------------------------
                                                                                YEAR ENDED JANUARY 31,
                                          ------------------------------------------------------------------------------------
                                           1988     1989     1990     1991     1992     1993     1994     1995     1996  1997
                                          ------    -----    -----    -----    -----    -----   -------   -----    ----  -----
PER SHARE DATA:
    Net asset value, beginning of year     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00    $1.00 $1.00
                                          ------    -----    -----    -----    -----    -----   -------   -----    ----  -----
    INVESTMENT OPERATIONS:
    Investment income-net......             .064     .074     .089     .079     .058     .037     .031    .041     .059  .053
                                          ------    -----    -----    -----    -----    -----   -------   -----    ----  -----
    DISTRIBUTION:
    Dividends from investment
    income-net.................            (.064)   (.074)   (.089)   (.079)   (.058)   (.037)   (.031)  (.041)   (.059)(.053)
                                          ------    -----    -----    -----    -----    -----   -------   -----    ----  -----
    Net asset value, end of year           $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00    $1.00 $1.00
                                          ======    =====    =====    =====    =====    =====   =======   =====    ====  =====
  TOTAL INVESTMENT RETURN......             6.63%    7.65%    9.25%    8.15%    5.97%    3.76%    3.12%   4.21%    6.01% 5.38%
RATIOS / SUPPLEMENTAL DATA:
    Ratio of expenses to
    average net assets.........              .20%     .20%     .20%      .20%    .20%     .20%     .20%    .20%     .20%  .20%
    Ratio of net investment income to
    average net assets.........             6.48%    7.38%    8.84%    7.82%    5.67%    3.61%    3.08%   4.04%    5.83% 5.25%
    Decrease reflected in above expense
    ratios due to undertaking by
    The Dreyfus Corporation....              .04%     .04%     .05%     .04%     .04%     .05%     .03%.   --       --    --
    Net Assets, end of year
    (000's omitted)..$1,325,992 $1,231,361 $1,590,159 $2,171,778 $4,750,205 $10,229,838 $4,515,946 $2,796,646 $4,777,903 $4,565,091

                                                                        DREYFUS TREASURY CASH MANAGEMENT
                                         ------------------------------------------------------------------------------------
                                                                                                             SIX MONTHS ENDED
                                                                    YEAR ENDED JULY 31,                           JANUARY 31,
                                         ------------------------------------------------------------------------------------
                                          1988      1989     1990    1991    1992    1993    1994    1995    1996      1997*
                                         ------    ------   ------  ------   -----   -----   -----   -----   -----   --------
PER SHARE DATA:
    Net asset value, beginning of year    $1.00     $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00     $1.00
                                         ------    ------   ------  ------   -----   -----   -----   -----   -----   --------
    INVESTMENT OPERATIONS:
    Investment income-net......            .066      .085    .082    .069     .045    .031    .032    .052    .054      .026
                                         ------    ------   ------  ------   -----   -----   -----   -----   -----   --------
    DISTRIBUTIONS:
    Dividends from investment
    income-net.................           (.066)    (.085)  (.082)  (.069)   (.045)  (.031)  (.032)  (.052)  (.054)     (.026)
                                         ------    ------   ------  ------   -----   -----   -----   -----   -----   --------
    Net asset value, end of year          $1.00     $1.00   $1.00   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00      $1.00
                                         ======    ======   ======  ======   =====   =====   =====   =====   =====   ========
TOTAL INVESTMENT RETURN........            6.81%     8.88%   8.56%   7.10%    4.62%   3.14%   3.27%   5.34%   5.51%      5.20%
(1)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses
    to average net assets......             .20%      .20%    .20%    .20%     .20%    .20%    .20%    .20%    .20%       .20%(1)
  Ratio of net investment income
    to average net assets......            6.62%     8.53%   8.19%   6.75%    4.45%   3.12%   3.18%   5.22%   5.35%       5.14%(1)
  Decrease reflected in above expense ratios
    due to undertaking
    by The Dreyfus Corporation.             .06%      .05%    .07%    .06%     .05%    .04%    .01%    --      --           --
  Net Assets, end of year
    (000's omitted)... $722,268 $777,371 $1,558,493 $2,643,267 $4,103,056 $2,406,604 $1,982,582 $1,951,105 $2,419,830 $2,648,579
(1) Annualized.
*The Fund has changed its fiscal year end from July 31 to January 31. The information provided is from August 1,1996 through
January 31, 1997.

                                                                          DREYFUS TREASURY PRIME CASH MANAGEMENT
                                                      ----------------------------------------------------------------------------
                                                                                                               ELEVEN MONTHS ENDED
                                                                     YEAR ENDED FEBRUARY 28/29,                     January 31,
                                                       -------------------------------------------------------  ------------------
                                                       1989(1)  1990   1991   1992   1993   1994   1995   1996         1997*
                                                       -------  -----  -----  -----  -----  -----  -----  ----  ------------------
PER SHARE DATA:
    Net asset value, beginning of year..               $1.00   $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00         $1.00
                                                       -------  -----  -----  -----  -----  -----  -----  ----        --------
    Investment Operations:
    Investment income--net .............                .015    .083   .076   .055   .035   .030   .043   .055          .047
                                                       -------  -----  -----  -----  -----  -----  -----  ----        --------
    Distributions:
    Dividends from investment income--net              (.015)  (.083) (.076) (.055) (.035) (.030) (.043) (.055)        (.047)
                                                       -------  -----  -----  -----  -----  -----  -----  ----        --------
    Net asset value, end of year........               $1.00   $1.00  $1.00  $1.00  $1.00  $1.00  $1.00  $1.00         $1.00
                                                       =======  =====  =====  =====  =====  =====  =====  ====        ========
total investment return.................               8.44%(2) 8.67%  7.82%  5.67%  3.55%  3.02%  4.39%  5.65%       5.16%(2)
ratios/supplemental data:
    Ratio of expenses to average net assets             .20%(2)  .20%   .20%   .20%   .20%   .20%   .20%   .20%        .20%(2)
    Ratio of net investment income to average net assets   8.42%(2) 8.20%  7.39%  5.35%  3.45%  2.99%  4.26%  5.53%       5.05%(2)
    Decrease reflected in above expense ratios due to an
    undertaking by The Dreyfus Corporation              .30%(2)  .10%   .05%   .05%   .04%   .02%      --    --         --
    Net Assets, end of year
    (000's omitted).....            $122,032 $409,870 $1,915,877 $4,435,718 $5,001,499 $4,442,145 $3,342,392 $2,904,121 $3,046,582
(1)  From December 27, 1988 (commencement of operations) to February 28, 1989.
(2)  Annualized.
 *  The Fund has changed its fiscal year end from the last day of February to January 31. The information provided is from
    March 1,1996 through January 31, 1997.  Page 5

                                                                                        DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                                                       ---------------------------------------------------------------------
                                                                                                           ONE MONTH ENDED
                                                                           YEAR ENDED DECEMBER 31,            January 31,
                                                       ---------------------------------------------------------------------
                                                        1990(1)   1991   1992   1993   1994   1995   1996          1997*
                                                       -------    ----   ----   ----   ----   ----   ----          ------
PER SHARE DATA:
  Net asset value, beginning of year........           $1.00     $1.00  $1.00  $1.00  $1.00  $1.00  $1.00           $1.00
                                                       -------    ----   ----   ----   ----   ----   ----          ------
  INVESTMENT OPERATIONS:
  Investment income-net.....................            .013      .047   .031   .024   .027   .038   .034            .003
                                                       -------    ----   ----   ----   ----   ----   ----          ------
  DISTRIBUTIONS:
  Dividends from investment income-net......           (.013)    (.047) (.031) (.024) (.027) (.038) (.034)          (.003)
                                                       -------    ----   ----   ----   ----   ----   ----          ------
  Net asset value, end of year..............           $1.00     $1.00  $1.00  $1.00  $1.00  $1.00  $1.00           $1.00
                                                       =======    ====   ====   ====   ====   ====   ====          ======
TOTAL INVESTMENT RETURN......................           5.90%(2)  4.75%  3.16%  2.44%  2.76%  3.85%  3.43%           3.41%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets....            .20%(2)   .20%   .20%   .20%   .20%   .20%   .20%           .20%(2)
  Ratio of net investment income to
  average net assets.........................           6.55%(2)  4.54%  3.04%  2.40%  2.62%  3.78%  3.38%           3.38%(2)
  Decrease reflected in above expense ratios due
  to undertaking by The Dreyfus Corporation
  (limited to the expense limitation
  provision of the Management Agreement).....           2.30%(2)   .33%   .10%   .07%   --     --    --               --
  Net Assets, end of year (000's omitted)....         $22,911 $151,085 $259,416 $364,583 $192,710 $194,088 $155,913 $158,952
(1)    From October 15, 1990 (commencement of operations) to December 31, 1990.
(2)    Annualized.
*The Fund has changed its fiscal year end from December 31 to January 31. The information provided is from January 1, 1997 through January 31, 1997.

                                                                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                                             -------------------------------------------------------------------------------------
                                                                            YEAR ENDED JANUARY 31,
                                             -------------------------------------------------------------------------------------
                                             1988     1989     1990     1991     1992     1993     1994     1995     1996    1997
                                            -----     -----   -----    -----    -----    ------    -----    -----    -----   -----
PER SHARE DATA:
    Net asset value, beginning of year      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00   $1.00
                                            -----     -----   -----    -----    -----    ------    -----    -----    -----   -----
    INVESTMENT OPERATIONS:
    Investment income-net......              .044      .052    .062     .057     .042     .028      .023     .028     .037    .033
                                            -----     -----   -----    -----    -----    ------    -----    -----    -----   -----
    DISTRIBUTIONS:
    Dividends from investment
    income-net.................             (.044)    (.052)  (.062)   (.057)   (.042)   (.028)    (.023)   (.028)   (.037)  (.033)
                                            -----     -----   -----    -----    -----    ------    -----    -----    -----   -----
    Net asset value, end of year            $1.00     $1.00   $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00  $1.00
                                            =====     =====   =====    =====    =====    ======    =====    =====    =====   =====
TOTAL INVESTMENT RETURN........              4.52%     5.27%   6.35%    5.85%    4.25%    2.83%     2.29%    2.83%    3.72%   3.31%
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to
    average net assets.........               .20%      .20%    .20%     .20%     .20%     .20%      .20%     .20%     .20%    .20%
Ratio of net investment income to
    average net assets.........              4.41%     5.20%   6.15%    5.70%    4.16%    2.77%     2.26%    2.73%    3.64%   3.25%
Decrease reflected in above
    expense ratios due to
    undertaking by
    The Dreyfus Corporation....               .03%      .03%    .04%     .03%     .05%     .04%      .04%      --      --     --
Net Assets, end of year
    (000's omitted)..$1,029,739 $1,006,193 $1,147,753 $1,905,522 $1,668,671 $1,838,786 $1,739,787 $1,299,301 $1,366,497 $1,646,151

                                                                            Dreyfus New York Municipal Cash Management
                                                                   ---------------------------------------------------------------
                                                                                                                 Six Months Ended
                                                                                    Year Ended July 31,              January 31,
                                                                   ---------------------------------------------------------------
                                                                     1992(1)     1993     1994     1995    1996          1997*
                                                                    --------   -------  -------  -------  -------      ----------
PER SHARE DATA:
  Net asset value, beginning of year............................    $ 1.00     $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                                                                    --------   -------  -------  -------  -------      ----------
  Investment Operations:
  Investment income--net .......................................      .022       .023     .022     .034     .034          .017
                                                                    --------   -------  -------  -------  -------      ----------
  Distributions:
  Dividends from investment income-net..........................     (.022)     (.023)   (.022)   (.034)   (.034)        (.017)
                                                                    --------   -------  -------  -------  -------      ----------
  Net asset value, end of year..................................    $ 1.00     $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                                                                    ========   =======  =======  =======  =======      ==========
TOTAL INVESTMENT RETURN ........................................      3.02%(2)   2.27%    2.23%    3.46%    3.44%         3.29%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets.......................       .20%(2)    .20%     .20%     .20%     .20%          .20%(2)
  Ratio of net investment income to average net assets..........      2.71%(2)   2.20%    2.18%    3.42%    3.33%         3.28%(2)
  Decrease reflected in above expense ratios due to
  undertaking by The Dreyfus Corporation........................       .37%(2)    .18%     .06%     --       --            --
  Net Assets, end of year (000's omitted).......................   $76,830    $116,527   $82,755   $101,309   $132,370   $132,686
(1) From November 4, 1991 (commencement of operations) to July 31, 1992.
(2) Annualized.
*The Fund has changed its fiscal year end from July 31 to January 31. The information provided is from August 1,1996 through
January 31, 1997.

               Page 6
                          YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Institutional Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Institutional Shares of the Fund refers to the income generated by an investment in Institutional Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Institutional Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Institutional Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        As to Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds"), tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate (in the case of Dreyfus New York Municipal Cash Management, typically the highest combined Federal, New York State, and New York City personal income tax rates), would be equivalent to a stated yield or effective yield calculated as described above.
        Yield information is useful in reviewing the performance of a Fund's Institutional Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                         DESCRIPTION OF THE FUNDS
GENERAL
        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.
INVESTMENT OBJECTIVE
        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State, and New York City income taxes. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.
        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Cash Management Plus, and each Tax Exempt Fund, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management and Dreyfus Cash Management Plus will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Fund's Board. The nationally recognized statistical rating organizations
                                 Page 7

currently rating instruments of the type Dreyfus Cash Management, Dreyfus
Cash Management Plus, and each Tax Exempt Fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group
("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the applicable "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.
          Each Fund except Dreyfus New York Municipal Cash Management is classified as a diversified investment company. Dreyfus New York Municipal Cash Management is classified as a non-diversified investment company.
DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix--Certain Portfolio Securities."
DREYFUS CASH MANAGEMENT PLUS -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix_Certain Portfolio Securities." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See "Appendix _ Investment Techniques." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.
DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the Fund may lend portfolio securities. See "Appendix--Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the U.S. Government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix--Certain Portfolio Securities."
          From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.
          From time to time, on a temporary basis other than for temporary purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix--Certain Portfolio Securities_Taxable Investments."
                                 Page 8

DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that, under normal circumstances, at least 65% of the value of the Fund's net assets will be invested in debt securities of the State of New York, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, New York State, and New York City income taxes (collectively, "New York Municipal Obligations"). The remainder of the Fund's assets may be invested in securities which are not New York Municipal Obligations, and, therefore may be subject to Federal, New York State, and New York City income taxes. To the extent acceptable New York Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Obligations, which are subject to New York State and New York City income tax, and in Taxable Investments. See "Investment Considerations and Risks _ Investing in New York Municipal Obligations" below, "Dividends, Distributions and Taxes," and "Appendix -- Certain Portfolio Securities." INVESTMENT CONSIDERATIONS AND RISKS
GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.
BANK SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) -- To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. Each Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) -- Each of these Funds may invest in securities issued by London branches of domestic banks, and Dreyfus Cash Management Plus may invest in securities issued by other foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.
          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.
                                 Page 9

          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.
INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Since Dreyfus New York Municipal Cash Management is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. Investors should consider carefully the special risks inherent in investing principally in New York Municipal Obligations. These risks result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. Beginning in early 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or a State municipality, the market value and marketability of outstanding New York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990's added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal periods 1989 through 1992. New York State's financial operations have improved, however, during recent fiscal years. For its fiscal periods 1993 through 1996, the State recorded balanced budgets on a cash basis, with substantial fund balances in the General Fund in fiscal 1992-93 and 1993-94 and smaller fund balances in fiscal 1994-95 and 1995-96. As of January, 1997, New York State projected an operating surplus in the General Fund for fiscal 1996-97. There can be no assurance that the State will not face substantial potential budget gaps in future years. Investors should obtain and review a copy of the Statement of Additional Information which more fully sets forth these and other risk factors.
NON-DIVERSIFIED STATUS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- The classification of as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the Fund's investments may be more sensitive to changes in the market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.
SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.
                          MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of April 30, 1997, The Dreyfus Corporation managed or administered approximately $83 billion in assets for approximately 1.7 million investor accounts nationwide.


          The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Maryland law, with respect to Dreyfus Cash Management Plus, and in accordance with Massachusetts law, with respect to each other Fund.
                                 Page 10


          Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $259 billion in assets as of March 31, 1997, including approximately $88 billion in proprietary mutual fund assets. As of March 31, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $1.061 trillion in assets, including approximately $58 billion in mutual fund assets.


          For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
          As to each Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.
          In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
          The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.
DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc. TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management.
                               HOW TO BUY SHARES
GENERAL
          The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Institutional Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
          The minimum initial investment to purchase Institutional Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund or Dreyfus Institutional Short Term Treasury Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
          Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Institutional Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
                                 Page 11

          Institutional Shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
          Institutional Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined twice daily: (i) as of 5:00 p.m., New York time/2:00 p.m., California time, and (ii) as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York Time, or whose orders are placed, and payments received in Federal Funds by the Sub-custodian (Wells Fargo Bank) by 12:00 Noon, California time, will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders placed with Dreyfus Institutional Services Division in New York after 12:00 Noon, New York time, but prior to 5:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined twice daily as of (i) 12:00 Noon, New York time, and (ii) as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York time, will be effective at the price determined at 12:00 Noon, New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.
                            SHAREHOLDER SERVICES
FUND EXCHANGES -- An investor may purchase, in exchange for Institutional Shares of a Fund, Institutional Shares of any other Fund or of Dreyfus Institutional Short Term Treasury Fund, which has different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following
                                 Page 12

shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made:
Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Automated Facilities and the dividend/capital gain distribution option selected by the investor.
          To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a Dreyfus Institutional Short Term Treasury Fund, the investor must obtain and should review a copy of the Fund's current prospectus, which may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, administrative although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
          An investor who wishes to redeem Institutional Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Institutional Shares of a Fund, in Institutional Shares of any other Fund or of Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."
                             HOW TO REDEEM SHARES
GENERAL
          Investors may request redemption of Institutional Shares at any time and the shares will be redeemed at the next determined net asset value.
          None of the Funds imposes charges when Institutional Shares are redeemed. Service Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.
          Each Fund ordinarily will make payment for all Institutional Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New York) in New York by 5:00 p.m., New York time, or transmitted to the Sub-custodian (Wells Fargo Bank) in California by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received by Dreyfus Institutional Service Division after 12:00 Noon, California time, for transmission to the Sub-custodian (Wells Fargo Bank) will not be processed until the following business day. A redemption request effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, for transmission to the Custodian (The Bank of New York), by a means other than an automated interface or trading system will not be effective until the following business day.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT -- If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New
York) in New York by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not
                                 Page 13

receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.
PROCEDURES
          Investors may redeem Institutional Shares by wire or telephone, or through a compatible automated interface or trading system, as described below.
          If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
          During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Institutional Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Institutional Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Institutional Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE AUTOMATED FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their automated facilities are compatible and to receive instructions for redeeming Institutional Shares in this manner.
                          SHAREHOLDER SERVICES PLAN
          Each Fund's Institutional Shares are subject to a separate Shareholder Services Plan pursuant to which each Fund has agreed to reimburse Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services to, and/or maintaining accounts of, holders of Institutional Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Dreyfus Corporation, and not the Fund, currently reimburses Dreyfus Service Corporation for any such allocated expenses with respect to Institutional Shares. See "Management of the Funds."
                    DIVIDENDS, DISTRIBUTIONS AND TAXES
          Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, or the New York Stock Exchange, as to each other Fund, is open for business. Institutional Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Institutional Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Institutional Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions
                                 Page 14

in cash or to reinvest in additional Institutional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.
          Dividends paid by each Tax Exempt Fund derived from Taxable Investments, and dividends paid by each other Fund derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in additional Fund shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by each Tax Exempt Fund will not be subject to Federal income tax and, as to Dreyfus New York Municipal Cash Management, New York State and New York City income taxes. Dividends and distributions of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be subject to certain state and local taxes. Although all or a substantial portion of the dividends paid by each Tax Exempt Fund may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each Tax Exempt Fund may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, or (ii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If a Tax Exempt Fund purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
          Dividends paid by Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.
          Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.
          Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For each Tax Exempt Fund, these statements will set forth the dollar amount of income exempt from Federal tax and, as to Dreyfus New York Municipal Cash Management, New York State and New York City taxes, and the dollar amount, if any, subject to such tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If a Tax Exempt Fund pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
          The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
          Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the
                                 Page 15

IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
          A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
          Management believes that each Fund has qualified for the fiscal year ended January 31, 1997 as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                           GENERAL INFORMATION
          Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management each are organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust, and commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively. Each of these Funds is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Dreyfus Cash Management Plus was incorporated under Maryland law on August 12, 1987, commenced operations on October 6, 1987, and is authorized to issue 15 billion shares of common stock, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class except as otherwise required by law or with respect to any matter which affects only one class.
ALL FUNDS (EXCEPT DREYFUS CASH MANAGEMENT PLUS) -- Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each of these Funds' Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.
DREYFUS CASH MANAGEMENT PLUS -- Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.
ALL FUNDS -- The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.
          Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Institutional Shares should call such institution directly.
          The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly,
                                 Page 16

banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
          Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this Combined Prospectus.
                                 Page 17

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS CASH MANAGEMENT PLUS AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Each Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans ar e terminable by a Fund at any time upon specified notice. Each Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.
REVERSE REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT PLUS) -- The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


FORWARD COMMITMENTS (DREYFUS CASH MANAGEMENT PLUS, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes, and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
                                 Page 18

REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY CASH MANAGEMENT) -- E ach of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) --
 Each of these Funds may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks. Dreyfus Cash Management also may purchase other short-term obligations issued by London branches of domestic banks and other banking institutions. Dreyfus Cash Management Plus also may purchase other short-term obligations issued by foreign subsidiaries or foreign branches (such as London branches) of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, each Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."
          Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
          Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
          Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) --
 Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
FLOATING AND VARIABLE RATE OBLIGATIONS (DREYFUS CASH MANAGEMENT PLUS) -- The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.


ASSET-BACKED SECURITIES (DREYFUS CASH MANAGEMENT PLUS) -- The asset-backed securities in which the Fund may invest are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institutions providing the credit support.


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are
                                 Page 19

revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.
CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice.
Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.
TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.
STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and none of these Funds intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies -- Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable
                                 Page 20

Investments and, with respect to Dreyfus Tax Exempt Cash Management, in Municipal Obligations the interest of which gives rise to a preference item for the purpose of the alternative minimum tax. If a Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, none of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.
ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE
ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                 Page 21
                   [This Page Intentionally Left Blank]
                                 Page 22

Copy Rights 1997 Dreyfus Service Corporation                  CMGT/p052097ist
                                 Page 23

Prospectus

Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Government Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal
Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management

Institutional Shares

Dreyfus


------------------------------------------------------------------------------
COMBINED PROSPECTUS                                              APRIL 1, 1997


                                                       AS REVISED MAY 20, 1997



                       DREYFUS CASH MANAGEMENT FUNDS
                          [ADMINISTRATIVE SHARES]
------------------------------------------------------------------------------
        DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, INC., DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, DREYFUS
TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH
MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND, IN THE CASE OF DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL, NEW YORK STATE, AND NEW YORK CITY INCOME TAXES.
        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL
OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY
INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS
MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES
OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, EACH FUND IS OFFERING ADMINISTRATIVE SHARES. ADMINISTRATIVE SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED
IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM ADMINISTRATIVE SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.
        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        SINCE DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE GREATER RISK THAN INVESTMENTS IN CERTAIN OTHER TYPES OF
MONEY MARKET FUNDS.
        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER EIGHT INVESTMENT CHOICES IN ONE DOCUMENT.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
        A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 1, 1997, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-346-3621.
        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                   TABLE OF CONTENTS
                                                                        Page
      Annual Fund Operating Expenses........................              3
      Condensed Financial Information.......................              4
      Yield Information.....................................              7
      Description of the Funds..............................              7
      Management of the Funds...............................             10
      How to Buy Shares.....................................             11
      Shareholder Services..................................             13
      How to Redeem Shares..................................             13
      Service Plan..........................................             14
      Dividends, Distributions and Taxes....................             14
      General Information...................................             16
      Appendix..............................................             18
                                    Page 2

                      ANNUAL FUND OPERATING EXPENSES
              (as a percentage of average daily net assets)

                                                                                                          ADMINISTRATIVE
                                                                                                              SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .10%
    Total Fund Operating Expenses..............................................                              .30%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                          ADMINISTRATIVE
                                                                                                              SHARES
                                  1 YEAR.......................................                                $  3
                                  3 YEARS......................................                                $10
                                  5 YEARS .....................................                                $17
                                  10 YEARS.....................................                                $38

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------
        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Administrative Shares, the payment of which will reduce investors' annual return. As to each Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Administrative Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."
                                    Page 3

                      CONDENSED FINANCIAL INFORMATION
        The information in the following tables has been audited by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, and report of independent auditors for each Fund accompany the Statement of Additional Information, available upon request.
                            FINANCIAL HIGHLIGHTS
        Contained below for each Fund is per share operating performance data for an Administrative Share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.

                                                                                                       DREYFUS CASH MANAGEMENT
                                                                                                   ------------------------------
                                                                                                            Period Ended
                                                                                                         January 31, 1997(1)
                                                                                                        ---------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                           $1.00
                                                                                                               -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                            .010
                                                                                                               -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.010)
                                                                                                               -----
Net asset value, end of period......................................................                           $1.00
                                                                                                               =====
TOTAL INVESTMENT RETURN.............................................................                            5.22%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                             .30%(2)
Ratio of net investment income to average net assets................................                            3.74%(2)
Net Assets, end of period...........................................................                            $100
(1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2) Annualized.
                                                                                              DREYFUS CASH MANAGEMENT PLUS, INC.
                                                                                          ---------------------------------------
                                                                                                            Period Ended
                                                                                                          January 31, 1997(1)
                                                                                                         ---------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                           $1.00
                                                                                                               -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                            .010
                                                                                                               -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.010)
                                                                                                               -----
Net asset value, end of period......................................................                           $1.00
                                                                                                               =====
TOTAL INVESTMENT RETURN.............................................................                            5.22%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                             .30%(2)
Ratio of net investment income to average net assets................................                            4.99%(2)
Net Assets, end of period (000's omitted)...........................................                            $199
(1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2) Annualized.
                                    Page 4

                                                                                              DREYFUS GOVERNMENT CASH MANAGEMENT
                                                                                       ------------------------------------------
                                                                                                           Period Ended
                                                                                                         January 31, 1997(1)
                                                                                                        --------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                          $1.00
                                                                                                              -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                           .010
                                                                                                              -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.010)
                                                                                                              -----
Net asset value, end of period......................................................                          $1.00
                                                                                                              =====
TOTAL INVESTMENT RETURN.............................................................                           5.17%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                            .30%(2)
Ratio of net investment income to average net assets................................                           5.15%(2)
Net Assets, end of period (000's omitted)...........................................                        $36,900
(1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2) Annualized.

                                                                                                 DREYFUS TREASURY CASH MANAGEMENT
                                                                                                ---------------------------------
                                                                                                           Period Ended
                                                                                                         January 31, 1997(1)
                                                                                                        --------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                          $1.00
                                                                                                              -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                           .010
                                                                                                              -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.010)
                                                                                                              -----
Net asset value, end of period......................................................                          $1.00
                                                                                                              =====
TOTAL INVESTMENT RETURN.............................................................                           5.07%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                           .30%(2)
Ratio of net investment income to average net assets................................                           4.25%(2)
Net Assets, end of period...........................................................                           $100
(1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2) Annualized.

                                                                                                       DREYFUS TREASURY PRIME
                                                                                                           CASH MANAGEMENT
                                                                                                      ------------------------
                                                                                                            Period Ended
                                                                                                         January 31, 1997(1)
                                                                                                        --------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                          $1.00
                                                                                                              -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                           .010
                                                                                                              -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.010)
                                                                                                              -----
Net asset value, end of period......................................................                          $1.00
                                                                                                              =====
TOTAL INVESTMENT RETURN.............................................................                          4.97%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                           .30%(2)
Ratio of net investment income to average net assets................................                          4.91%(2)
Net Assets, end of period...........................................................                          $100
(1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2) Annualized.
                                    Page 5

                                                                                        DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                                                                                  -----------------------------------------------
                                                                                       Period Ended             One Month Ended
                                                                                   December 31, 1996(1)         January 31, 1997*
                                                                                  ----------------------      -------------------
PER SHARE DATA:
Net asset value, beginning of period.............................................           $1.00                     $1.00
                                                                                             -----                    -----
    INVESTMENT OPERATIONS:
Investment income-net............................................................           .0004                      .003
                                                                                             -----                    -----
    DISTRIBUTIONS:
Dividends from investment income-net.............................................          (.0004)                    (.003)
                                                                                             -----                    -----
Net asset value, end of period...................................................           $1.00                     $1.00
                                                                                             =====                    =====
TOTAL INVESTMENT RETURN..........................................................            3.38%(2)                  3.30%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..........................................             .30%(2)                   .30%(2)
Ratio of net investment income to average net assets.............................            3.73%(2)                  3.64%(2)
Net Assets, end of period........................................................            $100                      $100
(1) From November 21, 1996 (commencement of initial offering) to December 31, 1996.
(2) Annualized.
*  The Fund has changed its fiscal year end from December 31 to January 31. The information provided is from January 1, 1997 through January 31, 1997.
                                                                                            DREYFUS TAX EXEMPT CASH MANAGEMENT
                                                                                       ------------------------------------------
                                                                                                         Period Ended
                                                                                                      January 31, 1997(1)
                                                                                                      --------------------
PER SHARE DATA:
Net asset value, beginning of period.............................................                           $1.00
                                                                                                             -----
    INVESTMENT OPERATIONS:
Investment income-net............................................................                            .006
                                                                                                             -----
    DISTRIBUTIONS:
Dividends from investment income-net.............................................                           (.006)
                                                                                                             -----
Net asset value, end of period...................................................                           $1.00
                                                                                                             =====
TOTAL INVESTMENT RETURN..........................................................                            3.24%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..........................................                             .30%(2)
Ratio of net investment income to average net assets.............................                            3.54%(2)
Net Assets, end of period........................................................                            $100
(1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2) Annualized.
                                                                                                         DREYFUS NEW YORK
                                                                                                   MUNICIPAL CASH MANAGEMENT
                                                                                                 ------------------------------
                                                                                                          Period Ended
                                                                                                        January 31, 1997(1)
                                                                                                       --------------------
PER SHARE DATA:
Net asset value, beginning of period.............................................                           $1.00
                                                                                                             -----
    INVESTMENT OPERATIONS:
Investment income-net............................................................                            .006
    DISTRIBUTIONS:
Dividends from investment income-net.............................................                           (.006)
                                                                                                             -----
Net asset value, end of period...................................................                           $1.00
                                                                                                             =====
TOTAL INVESTMENT RETURN..........................................................                            3.24%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..........................................                             .30%(2)
Ratio of net investment income to average net assets.............................                            3.24%(2)
Net Assets, end of period........................................................                            $100
(1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2) Annualized.

                                    Page 6

                            YIELD INFORMATION
          From time to time, each Fund advertises the yield and effective yield of its Administrative Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Administrative Shares of the Fund refers to the income generated by an investment in Administrative Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Administrative Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Administrative Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
          As to Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds"), tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate (in the case of Dreyfus New York Municipal Cash Management, typically the highest combined Federal, New York State, and New York City personal income tax rates), would be equivalent to a stated yield or effective yield calculated as described above.
          Yield information is useful in reviewing the performance of a Fund's Administrative Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
          Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                          DESCRIPTION OF THE FUNDS
GENERAL
          WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.
INVESTMENT OBJECTIVE
          The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State, and New York City income taxes. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES
          Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.
          In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Cash Management Plus, and each Tax Exempt Fund, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management and Dreyfus Cash Management Plus will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Fund's Board. The nationally recognized statistical rating organizations
                                    Page 7

currently rating instruments of the type Dreyfus Cash Management, Dreyfus Cash Management Plus, and each Tax Exempt Fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the applicable "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.
          Each Fund except Dreyfus New York Municipal Cash Management is classified as a diversified investment company. Dreyfus New York Municipal Cash Management is classified as a non-diversified investment company.
DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix_Certain Portfolio Securities."
DREYFUS CASH MANAGEMENT PLUS -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix _ Investment Techniques." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See
"Appendix_Certain Portfolio Securities." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.
DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the Fund may lend portfolio securities. See "Appendix--Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the U.S. Government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix_Certain Portfolio Securities."
        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.
          From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."
                                    Page 8

DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT -- The Fund's management policies are identical to those Dreyfus Municipal Cash Management Plus, except that, under normal circumstances, at least 65% of the value of the Fund's net assets will be invested in debt securities of the State of New York, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, New York State, and New York City income taxes (collectively, "New York Municipal Obligations"). The remainder of the Fund's assets may be invested in securities which are not New York Municipal Obligations, and, therefore may be subject to Federal, New York State, and New York City income taxes. To the extent acceptable New York Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Obligations which are subject to New York State and New York City income tax and in Taxable Investments. See "Investment Considerations and Risks _ Investing in New York Municipal Obligations" below, "Dividends, Distributions and Taxes," and "Appendix -- Certain Portfolio Securities." INVESTMENT CONSIDERATIONS AND RISKS
GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.
BANK SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) -- To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. Each Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) -- Each of these Funds may invest in securities issued by London branches of domestic banks, and Dreyfus Cash Management Plus may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.
          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.
                                    Page 9

          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.
INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Since Dreyfus New York Municipal Cash Management is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. Investors should consider carefully the special risks inherent in investing principally in New York Municipal Obligations. These risks result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. Beginning in early 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or a State municipality, the market value and marketability of outstanding New York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990's added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal periods 1989 through 1992. New York State's financial operations have improved, however, during recent fiscal years. For its fiscal periods 1993 through 1996, the State recorded balanced budgets on a cash basis, with substantial fund balances in the General Fund in fiscal 1992-93 and 1993-94 and smaller fund balances in fiscal 1994-95 and 1995-96. As of January, 1997, New York State projected an operating surplus in the General Fund for fiscal 1996-1997. There can be no assurance that the State will not face substantial potential budget gaps in future years. Investors should obtain and review a copy of the Statement of Additional Information which more fully sets forth these and other risk factors.
NON-DIVERSIFIED STATUS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- The classification of Dreyfus New York Municipal Cash Management as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the Fund's investments may be more sensitive to changes in the market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.
SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.
                          MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of April 30, 1997, The Dreyfus Corporation managed or administered approximately $83 billion in assets for approximately 1.7 million investor accounts nationwide.


          The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Maryland law, with respect to Dreyfus Cash Management Plus, and in accordance with Massachusetts law, with respect to each other Fund.
                                    Page 10


          Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $259 billion in assets as of March 31, 1997, including approximately $88 billion in proprietary mutual fund assets. As of March 31, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $1.061 trillion in assets, including approximately $58 billion in mutual fund assets.


          For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
          As to each Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.
          In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
          The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.
DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc. TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management.
                              HOW TO BUY SHARES
GENERAL
          The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Administrative Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
          The minimum initial investment to purchase Administrative Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund or Dreyfus Institutional Short Term Treasury Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
          Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of
                                    Page 11

Administrative Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
          Administrative Shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
          Administrative Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined twice daily: (i) as of 5:00 p.m., New York time/2:00 p.m., California time, and (ii) as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York Time, or whose orders are placed, and payments received in Federal Funds by the Sub-custodian (Wells Fargo Bank) by 12:00 Noon, California time, will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders placed with Dreyfus Institutional Services Division in New York after 12:00 Noon, New York time, but prior to 5:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined twice daily: (i) as of 12:00 Noon, New York time, and (ii) as of 8:00 p.m., New York time on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York time, will be effective at the price determined at 12:00 Noon, New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.
                                    Page 12

                           SHAREHOLDER SERVICES
FUND EXCHANGES -- An investor may purchase, in exchange for Administrative Shares of a Fund, Administrative Shares of any other Fund. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Automated Facilities and the dividend/capital gain distribution option selected by the investor.
          To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
          An investor who wishes to redeem Administrative Shares and purchase shares of another class of a Fund should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Administrative Shares of a Fund, in Administrative Shares of any other Fund if the investor is a shareholder in such Fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."
                             HOW TO REDEEM SHARES
GENERAL
          Investors may request redemption of Administrative Shares at any time and the shares will be redeemed at the next determined net asset value.
          None of the Funds imposes charges when Administrative Shares are redeemed. Service Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.
          Each Fund ordinarily will make payment for all Administrative Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New York) in New York by 5:00 p.m., New York time, or transmitted to the Sub-custodian (Wells Fargo Bank) in California by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received by Dreyfus Institutional Service Division after 12:00 Noon, California time, for transmission to the Sub-custodian (Wells Fargo Bank) will not be processed until the following business day. A redemption request effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, for transmission to the Custodian (The Bank of New York), by a means other than an automated interface or trading system will not be effective until the following business day.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT -- If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New
York) in New York by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not
                                    Page 13

receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.
PROCEDURES
          Investors may redeem Administrative Shares by wire or telephone, or through a compatible automated interface or trading system, as described below.
          If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
          During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Administrative Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Administrative Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Administrative Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE AUTOMATED FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their automated facilities are compatible and to receive instructions for redeeming Administrative Shares in this manner.
                                SERVICE PLAN
          Administrative Shares of each Fund are subject to a separate
Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Administrative Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Administrative Shares and for providing certain services relating to shareholder accounts for Administrative Shares, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Administrative Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Administrative Shares a consolidated statement. The fee payable for Servicing is intended to be a "service fee" as defined in NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.
                      DIVIDENDS, DISTRIBUTIONS AND TAXES
          Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus
Cash Management and Dreyfus Cash Management Plus, or the New York Stock Exchange only, as to each other Fund, is open for business. Administrative Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Administrative Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Administrative Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indi-
                                    Page 14

cate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Administrative Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.
          Dividends paid by each Tax Exempt Fund derived from Taxable Investments, and dividends paid by each other Fund derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by each Tax Exempt Fund will not be subject to Federal income taxes and, as to Dreyfus New York Municipal Cash Management, New York State and New York City income taxes. Dividends and distributions of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by each Tax Exempt Fund may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each Tax Exempt Fund may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, or (ii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If a Tax Exempt Fund purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
          Dividends paid by Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.
          Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.
          Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For each Tax Exempt Fund, these statements will set forth the dollar amount of income exempt from Federal tax and, as to Dreyfus New York Municipal Cash Management, New York State and New York City taxes, and the dollar amount, if any, subject to such tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If a Tax Exempt Fund pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
                                    Page 15

          The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
          Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
          A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
          Management believes that each Fund has qualified for the fiscal year ended January 31, 1997 as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
          Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                            GENERAL INFORMATION
          Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust and commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively. Each of these Funds is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Dreyfus Cash Management Plus was incorporated under Maryland law on August 12, 1987, commenced operations on October 6, 1987, and is authorized to issue 15 billion shares of common stock, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Administrative Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
ALL FUNDS (EXCEPT DREYFUS CASH MANAGEMENT PLUS) -- Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each of these Funds' Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.
DREYFUS CASH MANAGEMENT PLUS -- Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board
                                    Page 16

will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.
ALL FUNDS -- The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.
          Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Administrative Shares should call such institution directly.
          The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
          Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this Combined Prospectus.
                                    Page 17

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS CASH MANAGEMENT PLUS AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Each Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by a Fund at any time upon specified notice. Each Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.
REVERSE REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT PLUS) -- The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


FORWARD COMMITMENTS (DREYFUS CASH MANAGEMENT PLUS, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may purchase its portfolio securities securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
                                    Page 18

REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY CASH MANAGEMENT) -- E ach of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) --
 Each of these Funds may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks. Dreyfus Cash Management also may purchase other short-term obligations issued by London branches of domestic banks and other banking institutions. Dreyfus Cash Management Plus also may purchase other short-term obligations issued by foreign subsidiaries or foreign branches (such as London branches) of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, each Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."
          Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
          Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
          Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) --
 Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
FLOATING AND VARIABLE RATE OBLIGATIONS (DREYFUS CASH MANAGEMENT PLUS) -- The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.


ASSET-BACKED SECURITIES (DREYFUS CASH MANAGEMENT PLUS) -- The asset-backed securities in which the Fund may invest are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institutions providing the credit support.


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue
                                    Page 19

source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.
TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.
STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and none of these Funds intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies _ Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund
                                    Page 20

from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.
ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                    Page 21

                    [This Page Intentionally Left Blank]
                                    Page 22

Copy Rights 1997 Dreyfus Service Corporation        CMGT/p052097adm
                                    Page 23


Prospectus

Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Government Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal
Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management

Administrative Shares

Dreyfus

----------------------------------------------------------------------------
COMBINED PROSPECTUS                                            APRIL 1, 1997


                                                     AS REVISED MAY 20, 1997


                         DREYFUS CASH MANAGEMENT FUNDS
                              [INVESTOR SHARES]
----------------------------------------------------------------------------

        DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, INC., DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND, IN THE CASE OF DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL, NEW YORK STATE, AND NEW YORK CITY INCOME TAXES.
        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, EACH FUND IS OFFERING INVESTOR SHARES. INVESTOR SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM INVESTOR SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.
        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        SINCE DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE GREATER RISK THAN INVESTMENTS IN CERTAIN OTHER TYPES OF MONEY MARKET FUNDS.
        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER EIGHT INVESTMENT CHOICES IN ONE DOCUMENT.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
        A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 1, 1997, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-346-3621.
        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
----------------------------------------------------------------------------

              TABLE OF CONTENTS
                                                                    Page
     Annual Fund Operating Expenses..........................         3
     Condensed Financial Information.........................         4
     Yield Information.......................................         7
     Description of the Funds................................         7
     Management of the Funds.................................        10
     How to Buy Shares.......................................        11
     Shareholder Services....................................        13
     How to Redeem Shares....................................        13
     Service Plan............................................        14
     Dividends, Distributions and Taxes......................        14
     General Information.....................................        16
     Appendix................................................        18



                                              [Page 2]

                        ANNUAL FUND OPERATING EXPENSES
                (as a percentage of average daily net assets)

                                                                                                            INVESTOR
                                                                                                             SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .25%
    Total Fund Operating Expenses..............................................                              .45%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                             INVESTOR
                                                                                                              SHARES
                                  1 YEAR.......................................                               $  5
                                  3 YEARS......................................                                $14
                                  5 YEARS .....................................                                $25
                                  10 YEARS.....................................                                $57

-------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE
GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A
5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
-------------------------------------------------------------------------------
        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Investor Shares, the payment of which will reduce investors' annual return. As to each Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's
Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Investor Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."
                                   [Page 3]

                          CONDENSED FINANCIAL INFORMATION
        The information in the following tables has been audited by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, report of independent auditors for each Fund accompany the Statement of Additional Information, available upon request.
                              FINANCIAL HIGHLIGHTS
        Contained below for each Fund is per share operating performance data for an Investor Share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.

                                                                                                DREYFUS CASH MANAGEMENT
                                                                               ---------------------------------------------------
                                                                                                 YEAR ENDED JANUARY 31,
                                                                               ---------------------------------------------------
                                                                                    1994(1)        1995         1996         1997
                                                                               --------------    --------     -------     ---------
PER SHARE DATA:
  Net asset value, beginning of year...............................               $1.00           $1.00        $1.00        $1.00
                                                                               --------------    --------     -------     ---------
  INVESTMENT OPERATIONS:
  Investment income-net............................................                .002            .040         .056         .050
                                                                               --------------    --------     -------     ---------
  DISTRIBUTIONS:
  Dividends from investment income-net.............................               (.002)          (.040)       (.056)       (.050)
                                                                               --------------    --------     -------     ---------
  Net asset value, end of year.....................................               $1.00           $1.00        $1.00        $1.00
                                                                               ==============    ========     =======     =========
TOTAL INVESTMENT RETURN............................................                2.82%(2)        4.03%        5.76%        5.13%
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................                 .45%(2)        .45%          .45%         .45%
  Ratio of net investment income to average net assets.............                2.83%(2)        3.94%        5.54%        5.02%
  Net Assets, end of year (000's omitted)..........................             $52,272         $85,334     $430,302     $580,582
(1) From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(2) Annualized.

                                                                                          DREYFUS CASH MANAGEMENT PLUS, INC.
                                                                            ------------------------------------------------------
                                                                                                                FOUR MONTHS ENDED
                                                                                 YEAR ENDED SEPTEMBER 30,          JANUARY 31,
                                                                            ---------------------------------   ------------------
                                                                              1994(1)      1995      1996             1997*
                                                                            ------------  -------  ----------   ------------------
PER SHARE DATA:
  Net asset value, beginning of year...............................            $1.00      $1.00      $1.00             $1.00
  Investment Operations:
  Investment income-net............................................             .025       .055       .052              .017
                                                                               ------     ------     ------           -------
  Distributions:
  Dividends from investment income-net.............................            (.025)     (.055)     (.052)            (.017)
                                                                               ------     ------     ------           -------
  Net asset value, end of year.....................................            $1.00      $1.00      $1.00             $1.00
                                                                               ======     ======     ======           =======
TOTAL INVESTMENT RETURN............................................             3.61%(2)   5.61%      5.33%             5.10%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................              .45%(2)    .45%       .45%              .45%(2)
  Ratio of net investment income to average net assets.............             4.00%(2)   5.66%      5.19%             5.07%(2)
  Net Assets, end of year (000's omitted)..........................           $6,087   $352,499   $629,251          $781,920
(1) From January 24, 1994 (commencement of initial offering) to
September 30, 1994.
(2) Annualized.
* The Fund has changed its fiscal year end from September 30 to January 31.
The information provided is from October 1,1996 through January 31, 1997.
                                   [Page 4]

                                                                                      DREYFUS GOVERNMENT CASH MANAGEMENT
                                                                                ---------------------------------------------
                                                                                             YEAR ENDED JANUARY 31,
                                                                                ---------------------------------------------
                                                                                     1994(1)     1995      1996      1997
                                                                                    --------     -----     -----     -----
PER SHARE DATA:
  Net asset value, beginning of year...............................                 $1.00       $1.00     $1.00      $1.00
                                                                                    --------     -----     -----     -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................                  .002        .039      .056       .050
                                                                                    --------     -----     -----     -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................                 (.002)      (.039)    (.056)     (.050)
                                                                                    --------     -----     -----     -----
  Net asset value, end of year.....................................                 $1.00       $1.00     $1.00      $1.00
                                                                                    ========     =====     =====     =====
TOTAL INVESTMENT RETURN............................................                  2.82%(2)    3.95%     5.75%      5.12%
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................                   .45%(2)     .45%      .45%       .45%
  Ratio of net investment income to average net assets.............                  2.83%(2)    4.22%     5.49%      5.01%
  Net Assets, end of year (000's omitted)..........................               $15,097     $39,704  $451,665   $547,460
(1) From January 10, 1994 (commencement of initial offering) to
January 31, 1994.
(2) Annualized.

                                                                                         DREYFUS TREASURY CASH MANAGEMENT
                                                                             -----------------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                                 YEAR ENDED JULY 31,                 JANUARY 31,
                                                                             ---------------------------------  ------------------
                                                                               1994(1)      1995      1996             1997*
                                                                              --------     ------    ------          --------
PER SHARE DATA:
  Net asset value, beginning of year...............................            $1.00       $1.00      $1.00          $1.00
                                                                              --------     ------    ------          --------
  Investment Operations:
  Investment income_net ...........................................             .018        .050       .051           .025
  Distributions:
  Dividends from investment income-net.............................           (.0177)     (.0497)     (.051)         (.025)
                                                                              --------     ------    ------          --------
  Net asset value, end of year.....................................            $1.00       $1.00      $1.00          $1.00
                                                                              ========     ======    ======          ========
TOTAL INVESTMENT RETURN............................................             3.22%(2)    5.08%      5.25%          4.96%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................              .45%(2)     .45%       .45%           .45%(2)
  Ratio of net investment income to average net assets.............             3.33%(2)    5.24%      5.05%          4.89%(2)
  Net Assets, end of year (000's omitted)..........................          $20,610     $39,047   $237,566       $330,415

(1)From January 10, 1994 (commencement of initial offering) to July 31, 1994.
(2)Annualized.
*The Fund has changed its fiscal year end from July 31 to January 31.
The information provided is from August 1,1996 through January 31, 1997.

                                                                                        DREYFUS TREASURY PRIME CASH MANAGEMENT
                                                                             -----------------------------------------------------
                                                                                                              ELEVEN MONTHS ENDED
                                                                              YEAR ENDED FEBRUARY 28/29,          JANUARY 31,
                                                                             -------------------------------  --------------------
                                                                              1994(1)     1995       1996            1997*
                                                                              --------   ------     ------          --------
PER SHARE DATA:
  Net asset value, beginning of year...............................            $1.00      $1.00      $1.00           $1.00
                                                                              --------   ------     ------          --------
  Investment Operations:
  Investment income-net............................................             .004       .041       .053            .044
                                                                              --------   ------     ------          --------
  Distributions:
  Dividends from investment income-net.............................            (.004)     (.041)     (.053)          (.044)
                                                                              --------   ------     ------          --------
  Net asset value, end of year.....................................            $1.00      $1.00      $1.00           $1.00
                                                                              ========   ======     ======          ========
TOTAL INVESTMENT RETURN............................................             2.77%(2)   4.13%      5.39%           4.88%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................              .45%(2)    .45%       .45%            .45%(2)
  Ratio of net investment income to average net assets.............             2.78%(2)   4.26%      5.21%           4.80%(2)
  Net Assets, end of year (000's omitted)..........................          $53,916   $122,524   $255,618        $358,018
(1) From January 10, 1994 (commencement of initial offering) to
February 28, 1994.
(2) Annualized.
*The Fund has changed its fiscal year end from the last day of February to
January 31. The information provided is from March 1,1996 through
January 31, 1997.
                                   [Page 5]

                                                                                  DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                                                                     -------------------------------------------------------------
                                                                                                                   ONE MONTH ENDED
                                                                                YEAR ENDED DECEMBER 31,              JANUARY 31,
                                                                     ----------------------------------------   ------------------
                                                                       1993(1)     1994     1995      1996              1997*
                                                                      ---------   ------   ------    --------         --------
PER SHARE DATA:
  Net asset value, beginning of year......................             $1.00      $1.00    $1.00      $1.00             $1.00
                                                                      ---------   ------   ------    --------         --------
  INVESTMENT OPERATIONS:
  Investment income-net...................................              .005       .025     .035       .031              .003
                                                                      ---------   ------   ------    --------         --------
  DISTRIBUTIONS:
  Dividends from investment income-net....................             (.005)     (.025)   (.035)     (.031)            (.003)
                                                                      ---------   ------   ------    --------         --------
  Net asset value, end of year............................             $1.00      $1.00    $1.00      $1.00             $1.00
                                                                      =========   ======   ======    ========         ========
TOTAL INVESTMENT RETURN...................................              2.12%(2)   2.51%    3.60%      3.18%             3.18%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets.................               .45%(2)    .45%     .45%       .45%              .45%(2)
  Ratio of net investment income to
  average net assets......................................              2.14%(2)   2.43%    3.51%      3.14%            3.13%(2)
  Net Assets, end of year (000's omitted).................             $1        $1,410  $22,817    $45,828           $66,716
(1) From September 30, 1993 (commencement of initial offering) to
December 31, 1993.
(2) Annualized.
* The Fund has changed its fiscal year end from December 31 to January 31.
The information provided is from January 1, 1997 through January 31, 1997.

                                                                                      DREYFUS TAX EXEMPT CASH MANAGEMENT
                                                                                  --------------------------------------------
                                                                                              YEAR ENDED JANUARY 31,
                                                                                  --------------------------------------------
                                                                                     1994(1)       1995       1996      1997
  -----                                                                           ----------     --------   --------   -------
PER SHARE DATA:
  Net asset value, beginning of year...............................                  $1.00         $1.00     $1.00      $1.00
  -----                                                                           ----------     --------   --------   -------
  INVESTMENT OPERATIONS:
  Investment income-net............................................                   .001          .025      .034       .030
  -----                                                                           ----------     --------   --------   -------
  DISTRIBUTIONS:
  Dividends from investment income-net.............................                  (.001)        (.025)    (.034)     (.030)
  -----                                                                           ----------     --------   --------   -------
  Net asset value, end of year.....................................                  $1.00         $1.00     $1.00      $1.00
  -----                                                                           ==========     ========   ========   =======
TOTAL INVESTMENT RETURN............................................                   1.83%(2)      2.57%     3.46%      3.05%
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................                    .45%(2)       .45%      .45%       .45%
  Ratio of net investment income to average net assets.............                   1.87%(2)      2.74%     3.39%      2.98%
  Net Assets, end of year (000's omitted)..........................                  $1          $47,427   $79,813     $44,431
(1) From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(2) Annualized.
                                                                                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                                                                            --------------------------------------------------
                                                                                                            SIX MONTHS ENDED
                                                                                  YEAR ENDED JULY 31,           JANUARY 31,
                                                                            -------------------------------  -----------------

PER SHARE DATA:                                                                1994(1)     1995       1996           1997*
                                                                            ---------    -------    -------       ---------
  Net asset value, beginning of year...............................           $1.00       $1.00      $1.00          $1.00
                                                                            ---------    -------    -------       ---------
  Investment Operations:
  Investment income_net ...........................................            .011        .032       .031           .015
  Distributions:
  Dividends from investment income-net.............................           (.011)      (.032)      .031          (.015)
                                                                            ---------    -------    -------       ---------
  Net asset value, end of year.....................................           $1.00       $1.00      $1.00          $1.00
                                                                            =========    =======    =======       =========
TOTAL INVESTMENT RETURN ...........................................            2.02%(2)    3.20%      3.18%          3.04%(2)
RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................             .45%(2)     .45%       .45%           .45%(2)
  Ratio of net investment income to average net assets ............            2.12%(2)    2.81%      3.09%           3.03%(2)
  Net Assets, end of year (000's omitted)..........................         $53,324      $6,023    $14,317          $8,398
(1) From January 18, 1994 (commencement of initial offering) to July 31, 1994.
(2) Annualized.
* The Fund has changed its fiscal year end from July 31 to January 31. The information provided is from August 1, 1996 through January 31, 1997.

                                   [Page 6]

YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Investor Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Investor Shares of the Fund refers to the income generated by an investment in Investor Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Investor Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Investor Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        As to Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds"), tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate (in the case of Dreyfus New York Municipal Cash Management, typically the highest combined Federal, New York State, and New York City personal income tax rates), would be equivalent to a stated yield or effective yield calculated as described above.
        Yield information is useful in reviewing the performance of a Fund's Investor Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
DESCRIPTION OF THE FUNDS
GENERAL
        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.
INVESTMENT OBJECTIVE
        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State, and New York City income taxes. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.
        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Cash Management Plus, and each Tax Exempt Fund, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management and Dreyfus Cash Management Plus will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Fund's Board. The nationally recognized statistical rating organizations currently rating instruments of the type Dreyfus Cash Management, Dreyfus Cash Management Plus, and each Tax Exempt Fund may purchase are Moody's Investors
                                   [Page 7]

Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the applicable "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.
        Each Fund except Dreyfus New York Municipal Cash Management is classified as a diversified investment company. Dreyfus New York Municipal Cash Management is classified as a non-diversified investment company.
DREYFUS CASH MANAGEMENT _ The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix_Certain Portfolio Securities."
DREYFUS CASH MANAGEMENT PLUS _ The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix_Certain Portfolio Securities." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See "Appendix _ Investment Techniques." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.
DREYFUS GOVERNMENT CASH MANAGEMENT _ The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix_Certain Portfolio Securities." In addition, the
Fund may lend portfolio securities. See "Appendix_Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY CASH MANAGEMENT _ The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements in respect of these securities. See "Appendix_Certain Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT _ The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix_Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the U.S. Government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS _ The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix_Certain Portfolio Securities."
        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.
        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."
DREYFUS TAX EXEMPT CASH MANAGEMENT _ The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets
                                   [Page 8]

in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax. DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT _ The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that, under normal circumstances, at least 65% of the value of the Fund's net assets will be invested in debt securities of the State of New York, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, New York State, and New York City income taxes (collectively, "New York Municipal Obligations").The remainder of the Fund's assets may be invested in securities which are not New York Municipal Obligations, and, therefore may be subject to Federal, New York State, and New York City income taxes. To the extent acceptable New York Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Obligations which New York State and New York City income tax, and in Taxable Investments. See "Investment Considerations and Risks _ Investing in New York Municipal Obligations" below, "Dividends, Distributions and Taxes," and "Appendix _ Certain Portfolio Securities."
INVESTMENT CONSIDERATIONS AND RISKS
GENERAL _ Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.
BANK SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) _ To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. Each Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS)
-- Each of these Funds may invest in securities issued by London branches of domestic banks, and Dreyfus Cash Management Plus may invest in securities issued by other foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.
          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.
          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders
                                   [Page 9]

should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein. INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Since Dreyfus New York Municipal Cash Management is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. Investors should consider carefully the special risks inherent in investing principally in New York Municipal Obligations. These risks result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. Beginning in early 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or a State municipality, the market value and marketability of outstanding New York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990's added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal periods 1989 through 1992. New York State's financial operations have improved, however, during recent fiscal years. For its fiscal periods 1993 through 1996, the State recorded balanced budgets on a cash basis, with substantial fund balances in the General Fund in fiscal 1992-93 and 1993-94 and smaller fund balances in fiscal 1994-95 and 1995-96. As of January, 1997, New York State projected an operating surplus in the General Fund for fiscal 1996-97. There can be no assurance that the State will not face substantial potential budget gaps in future years. Investors should obtain and review a copy of the Statement of Additional Information which more fully sets forth these and other risk factors.
NON-DIVERSIFIED STATUS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ The classification of Dreyfus New York Municipal Cash Management as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the Fund's investments may be more sensitive to changes in the market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.
SIMULTANEOUS INVESTMENTS _ Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.
MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER _ The Dreyfus Corporation, located at 200 Park Avenue,
New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of April 30, 1997, The Dreyfus Corporation managed or administered approximately $83 billion in assets for approximately 1.7 million investor accounts nationwide.


        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with the Fund, subject to the authority of the Fund's Board, and in accordance with Maryland law, with respect to Dreyfus Cash Management Plus, and in accordance with Massachusetts law, with respect to each other Fund.


        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive
                                   [Page 10]

range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mel lon managed more than $259 billion in assets as of March 31, 1997, including approximately $88 billion in proprietary mutual fund assets. As of March 31, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $1.061 trillion in assets, including approximately $58 billion in mutual fund assets.


        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
        As to each Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund:
(i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.
        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, TheDreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Stateme nt of Additional Information.
        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The
Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.
DISTRIBUTOR _ The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.
TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN _ Dreyfus Transfer,
Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management.
HOW TO BUY SHARES
GENERAL
        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Investor Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Investor Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund or Dreyfus Institutional Short Term Treasury Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Investor Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.

                                   [Page 11]

        Investor Shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Investor Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT _ Each of these Fund's net asset value per share is determined twice daily: (i) as of 5:00 p.m., New York time/2:00 p.m., California time and (ii) as of 8:00 p.m. New York time/5:00 p.m. California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York Time, or whose orders are placed, and payments received in Federal Funds by the Sub-custodian (Wells Fargo Bank) by 12:00 Noon, California time, will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders placed with Dreyfus Institutional Services Division in New York after 12:00 Noon, New York time, but prior to 5:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT _ Each of these Fund's net asset value per share is determined twice daily: (i) as of 12:00 Noon, New York time, and (ii) as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York time, will be effective at the price determined at 12:00 Noon, New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.

                                   [Page 12]
SHAREHOLDER SERVICES
FUND EXCHANGES _ An investor may purchase, in exchange for Investor Shares of a Fund, Investor Shares of any other Fund or of Dreyfus Institutional Short Term Treasury Fund, which has different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Automated Facilities and the dividend/capital gain distribution option selected by the investor.
        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares _ Procedures." Before an exchange into Dreyfus Institutional Short Term Treasury Fund, the investor must obtain and should review a copy of the fund's current prospectus, which may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
        An investor who wishes to redeem Investor Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE _ Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Investor Shares of a Fund, in Investor Shares of any other Fund or of Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."
HOW TO REDEEM SHARES
GENERAL
        Investors may request redemption of Investor Shares at any time and the shares will be redeemed at the next determined net asset value.
        None of the Funds imposes charges when Investor Shares are redeemed. Service Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.
        Each Fund ordinarily will make payment for all Investor Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT _ If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New York) in New York by 5:00 p.m., New York time, or transmitted to the Sub-custodian (Wells Fargo Bank) in California by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received by Dreyfus Institutional Service Division after 12:00 Noon, California time, for transmission to the Sub-custodian (Wells Fargo Bank) will not be processed until the following business day. A redemption request effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, for transmission to the Custodian (The Bank of New York), by a means other than an automated interface or trading system will not be effective until the following business day.

                                   [Page 13]

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT _ If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New
York) in New York by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between
 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.
        Investors may redeem Investor Shares by wire or telephone, or through a compatible automated interface or trading system, as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identificat ion, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Investor Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE _ Investors may redeem Investor Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Investor Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE AUTOMATED FACILITIES _ Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their automated facilities are compatible and to receive instructions for redeeming Investor Shares in this manner.
SERVICE PLAN
        Investor Shares of each Fund are subject to a separate Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Investor Shares and
(b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Investor Shares and for providing certain services relating to Investor Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Investor Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Investor Shares a consolidated statement and checkwriting privileges. The fee payable for Servicing is intended to be a "service fee" as defined in the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.
DIVIDENDS, DISTRIBUTIONS AND TAXES
        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management and Dreyfus Cash Management Plus, or the New York Stock Exchange only, as to each other Fund, is open for business. Investor Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Investor Shares at net asset value or, at the investor's option, paid in cash. If an investor
                                   [Page 14]

redeems all Investor Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Investor Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.
        Dividends paid by each Tax Exempt Fund derived from Taxable Investments, and dividends paid by each other Fund derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in additional Fund shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by each Tax Exempt Fund will not be subject to Federal income tax and, as to Dreyfus New York Municipal Cash Management, New York State and New York City income taxes. Dividends and distributions of Dreyfus Cash Management Plus and Dreyfus Tax Exempt Cash Management may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by each Tax Exempt Fund may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each Tax Exempt Fund may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, or (ii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If a Tax Exempt Fund purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
        Dividends paid by Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.
        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.
        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For each Tax Exempt Fund, these statements will set forth the dollar amount of income exempt from Federal tax and, as to Dreyfus New York Municipal Cash Management, New York State and New York City taxes, and the dollar amount, if any, subject to such tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If a Tax Exempt Fund pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.

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        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
        Management believes that each Fund has qualified for the fiscal year ended January 31, 1997, as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
GENERAL INFORMATION
        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust, and commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively. Each of these Funds is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Dreyfus Cash Management Plus was incorporated under Maryland law on August 12, 1987, commenced operations on October 6, 1987, and is authorized to issue 15 billion shares of common stock, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Investor Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
ALL FUNDS (EXCEPT DREYFUS CASH MANAGEMENT PLUS) _ Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each, of these Funds' Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.
DREYFUS CASH MANAGEMENT PLUS _ Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.

                                   [Page 16]

ALL FUNDS _ The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.
        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Investor Shares should call such institution directly.
        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this Combined Prospectus.

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APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY _ Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS CASH MANAGEMENT PLUS AND DREYFUS GOVERNMENT CASH MANAGEMENT) _ Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Each Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans ar e terminable by a Fund at any time upon specified notice. Each Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.
REVERSE REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT PLUS) _ The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


FORWARD COMMITMENTS (DREYFUS CASH MANAGEMENT PLUS, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) _ Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less;
Treasury Notes have initial maturities of one to ten years; and Treasury
Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, AND DREYFUS GOVERNMENT CASH MANAGEMENT) _ Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentali ties are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalit ies, no assurance can be given that it will always do so, since it is not so obligated by law.

                                   [Page 18]

REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY CASH MANAGEMENT) _ Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) _
 Each of these Funds may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks. Dreyfus Cash Management also may purchase other short-term obligations issued by London branches of domestic banks and other banking institutions. Dreyfus Cash Management Plus also may purchase other short-term obligations issued by foreign subsidiaries or foreign branches (such as London branches) of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches (such as London branches) of domestic banks, and domestic and foreign branches of foreign banks, each Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds _ Investment Considerations and Risks _ Bank Securities."
        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) _
 Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
FLOATING AND VARIABLE RATE OBLIGATIONS (DREYFUS CASH MANAGEMENT PLUS) _ The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.


ASSET-BACKED SECURITIES (DREYFUS CASH MANAGEMENT PLUS) _ The asset-backed securities in which the Fund may invest are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institutions providing the credit support.


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue
                                   [Page 19]

source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.
CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.
TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.
STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and none of these Funds intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies _ Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund
                                   [Page 20]

from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If a Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, none of these Funds anticipate that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.
ILLIQUID SECURITIES _ Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   [Page 21]

[This Page Intentionally left Blank]

                                   [Page 22]

Copy Rights 1997 Dreyfus Service Corporation                CMGT/p052097inv

                                   [Page 23]
Prospectus
Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Government Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal
Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management
Investor Shares
Dreyfus
                                   [Page 24]



----------------------------------------------------------------------------
COMBINED PROSPECTUS                                        APRIL 1, 1997


                                                 AS REVISED MAY 20, 1997


                     DREYFUS CASH MANAGEMENT FUNDS
                         [PARTICIPANT SHARES]
----------------------------------------------------------------------------

        DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, INC., DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND, IN THE CASE OF DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL, NEW YORK STATE, AND NEW YORK CITY INCOME TAXES.
        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.
        BY THIS PROSPECTUS, EACH FUND IS OFFERING PARTICIPANT SHARES. PARTICIPANT SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM PARTICIPANT SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.
        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER.
        AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
        SINCE DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE GREATER RISK THAN INVESTMENTS IN CERTAIN OTHER TYPES OF MONEY MARKET FUNDS.
        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER EIGHT INVESTMENT CHOICES IN ONE DOCUMENT.
        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
        A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 1, 1997, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-346-3621.
        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
----------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
----------------------------------------------------------------------------

              TABLE OF CONTENTS
                                                                        Page
      Annual Fund Operating Expenses....................                  3
      Condensed Financial Information...................                  4
      Yield Information.................................                  7
      Description of the Funds..........................                  7
      Management of the Funds...........................                 10
      How to Buy Shares.................................                 11
      Shareholder Services..............................                 13
      How to Redeem Shares..............................                 13
      Service Plan......................................                 14
      Dividends, Distributions and Taxes................                 14
      General Information...............................                 16
      Appendix..........................................                 18


                                         [Page 2]

                               ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of average daily net assets)



                                                                                                           PARTICIPANT
                                                                                                             SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .40%
    Total Fund Operating Expenses..............................................                              .60%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                           PARTICIPANT
                                                                                                              SHARES
                                  1 YEAR.......................................                                $ 6
                                  3 YEARS......................................                                $19
                                  5 YEARS .....................................                                $33
                                  10 YEARS.....................................                                $75

        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

          The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Participant Shares, the payment of which will reduce investors' annual return. As to each Fund's Participant Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Long-term investors in Participant Shares could pay more in Rule 12b-1 fees than the economic equivalent of paying a front-end sales charge. Institutions and certain Service Agents (as defined below) effecting transactions in Participant Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."




                                         [Page 3]

                     CONDENSED FINANCIAL INFORMATION
        The information in the following tables has been audited by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, and report of independent auditors for each Fund, accompany the Statement of Additional Information, available upon request.
                       FINANCIAL HIGHLIGHTS
        Contained below for each Fund is per share operating performance data for a Participant Share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.

                                                                                                       DREYFUS CASH MANAGEMENT
                                                                                                   ----------------------------
                                                                                                            Period Ended
                                                                                                          January 31, 1997(1)
                                                                                                        ---------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                           $1.00
                                                                                                               -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                            .010
                                                                                                               -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.010)
                                                                                                               -----
Net asset value, end of period......................................................                           $1.00
                                                                                                               =====
TOTAL INVESTMENT RETURN.............................................................                            4.92%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                             .60%(2)
Ratio of net investment income to average net assets................................                            3.84%(2)
Net Assets, end of period...........................................................                            $100
(1) From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2) Annualized.
                                                                                              DREYFUS CASH MANAGEMENT PLUS, INC.
                                                                                           -------------------------------------
                                                                                                            Period Ended
                                                                                                          January 31, 1997(1)
                                                                                                       ---------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                           $1.00
                                                                                                               -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                            .010
                                                                                                               -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.010)
                                                                                                               -----
Net asset value, end of period......................................................                           $1.00
                                                                                                               =====
TOTAL INVESTMENT RETURN.............................................................                            4.92%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                             .60%(2)
Ratio of net investment income to average net assets................................                            4.92%(2)
Net Assets, end of period (000's omitted)...........................................                            $472
(1) From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2) Annualized.
                                           [Page 4]

                                                                                             DREYFUS GOVERNMENT CASH MANAGEMENT
                                                                                           -------------------------------------
                                                                                                           Period Ended
                                                                                                         January 31, 1997(1)
                                                                                                        --------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                          $1.00
                                                                                                              -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                           .001
                                                                                                              -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.001)
                                                                                                              -----
Net asset value, end of period......................................................                          $1.00
                                                                                                              =====
TOTAL INVESTMENT RETURN.............................................................                           4.87%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                            .60%(2)
Ratio of net investment income to average net assets................................                           4.85%(2)
Net Assets, end of period (000's omitted)...........................................                           $218
(1) From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2) Annualized.

                                                                                              DREYFUS TREASURY CASH MANAGEMENT
                                                                                           -------------------------------------
                                                                                                           Period Ended
                                                                                                         January 31, 1997(1)
                                                                                                        --------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                          $1.00
                                                                                                              -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                           .009
                                                                                                              -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.009)
                                                                                                              -----
Net asset value, end of period......................................................                          $1.00
                                                                                                              =====
TOTAL INVESTMENT RETURN.............................................................                           4.77%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                           .60%(2)
Ratio of net investment income to average net assets................................                          4.20%(2)
Net Assets, end of period...........................................................                          $100
(1) From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2) Annualized.

                                                                                                      DREYFUS TREASURY PRIME
                                                                                                         CASH MANAGEMENT
                                                                                                      ------------------------
                                                                                                           Period Ended
                                                                                                         January 31, 1997(1)
                                                                                                        --------------------
PER SHARE DATA:
Net asset value, beginning of period................................................                          $1.00
                                                                                                              -----
    INVESTMENT OPERATIONS:
Investment income-net...............................................................                           .009
                                                                                                              -----
    DISTRIBUTIONS:
Dividends from investment income-net................................................                          (.009)
                                                                                                              -----
Net asset value, end of period......................................................                          $1.00
                                                                                                              =====
TOTAL INVESTMENT RETURN.............................................................                          4.66%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets.............................................                           .60%(2)
Ratio of net investment income to average net assets................................                          4.70%(2)
Net Assets, end of period...........................................................                          $100
(1) From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2) Annualized.
                                           [Page 5]

                                                                                          DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                                                                                     --------------------------------------------
                                                                                       Period Ended             One Month Ended
                                                                                     December 31, 1996(1)       January 31, 1997*
                                                                                     --------------------     -------------------
PER SHARE DATA:
Net asset value, beginning of period.............................................             $1.00                   $1.00
                                                                                               -----                  -----
    INVESTMENT OPERATIONS:
Investment income-net............................................................              .004                    .003
                                                                                               -----                  -----

    DISTRIBUTIONS:
Dividends from investment income-net.............................................             (.004)                  (.003)
                                                                                               -----                  -----
Net asset value, end of period...................................................             $1.00                   $1.00
                                                                                               =====                  =====
TOTAL INVESTMENT RETURN..........................................................              3.12%(2)                2.94%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..........................................              .60%(2)                  .60%(2)
Ratio of net investment income to average net assets.............................              3.55%(2)                3.17%(2)
Net Assets, end of period........................................................              $100                    $100
(1) From November 21, 1996 (commencement of initial offering) to December 31, 1996.
(2) Annualized.
*  The Fund has changed its fiscal year end from December 31 to January 31.
The information provided is from January 1, 1997 through January 31, 1997.
                                                                                           DREYFUS TAX EXEMPT CASH MANAGEMENT
                                                                                      ------------------------------------------
                                                                                                          Period Ended
                                                                                                       January 31, 1997(1)
                                                                                                       --------------------
PER SHARE DATA:
Net asset value, beginning of period.............................................                           $1.00
                                                                                                             -----
    INVESTMENT OPERATIONS:
Investment income-net............................................................                            .006
                                                                                                             -----
    DISTRIBUTIONS:
Dividends from investment income-net.............................................                            (.006)
                                                                                                             -----
Net asset value, end of period...................................................                           $1.00
                                                                                                             ======
TOTAL INVESTMENT RETURN..........................................................                            2.94%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..........................................                             .60%(2)
Ratio of net investment income to average net assets.............................                            3.29%(2)
Net Assets, end of period........................................................                            $100
(1) From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2) Annualized.
                                                                                                      DREYFUS NEW YORK
                                                                                                 MUNICIPAL CASH MANAGEMENT
                                                                                              ------------------------------
                                                                                                         Period Ended
                                                                                                      January 31, 1997(1)
                                                                                                      --------------------
PER SHARE DATA:
Net asset value, beginning of period.............................................                            $1.00
                                                                                                             -----
    INVESTMENT OPERATIONS:
Investment income-net............................................................                             .006
                                                                                                             -----
    DISTRIBUTIONS:
Dividends from investment income-net.............................................                            (.006)
                                                                                                             -----
Net asset value, end of period...................................................                            $1.00
                                                                                                             =====
TOTAL INVESTMENT RETURN..........................................................                            2.94%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..........................................                             .60%(2)
Ratio of net investment income to average net assets.............................                            2.88%(2)
Net Assets, end of period........................................................                             $100
(1) From November 21, 1996 (commencement of initial offering) to
January 31, 1997.
(2) Annualized.

                                           [Page 6]

YIELD INFORMATION
          From time to time, each Fund advertises the yield and effective yield of its Participant Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Participant Shares of the Fund refers to the income generated by an investment in Participant Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Participant Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Participant Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
          As to Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds"), tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate (in the case of Dreyfus New York Municipal Cash Management, typically the highest combined Federal, New York State, and New York City personal income tax rates), would be equivalent to a stated yield or effective yield calculated as described above.
          Yield information is useful in reviewing the performance of a Fund's Participant Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
          Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications. DESCRIPTION OF THE FUNDS
GENERAL
          WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES OF A FUND AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law. INVESTMENT OBJECTIVE
          The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State, and New York City income taxes. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.
MANAGEMENT POLICIES
          Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.
          In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Cash Management Plus, and each Tax Exempt Fund, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management and Dreyfus Cash Management Plus will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Fund's Board. The nationally recognized statistical rating organizations

                                     [Page 7]

currently rating instruments of the type Dreyfus Cash Management, Dreyfus Cash Management Plus, and each Tax Exempt Fund may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the applicable "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.
          Each Fund except Dreyfus New York Municipal Cash Management is classified as a diversified investment company. Dreyfus New York Municipal Cash Management is classified as a non-diversified investment company.
DREYFUS CASH MANAGEMENT _ The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix _ Certain Portfolio Securities."
DREYFUS CASH MANAGEMENT PLUS _ The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. dollar denominated time deposits, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and thrift institutions, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. See "Appendix_Certain Portfolio Securities." In addition, the Fund may lend portfolio securities and enter into reverse repurchase agreements. See "Appendix_Investment Techniques." During normal market conditions, the Fund will invest at least 25% of its total assets in bank obligations. See "Investment Considerations and Risks" below.
DREYFUS GOVERNMENT CASH MANAGEMENT _ The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix_Certain Portfolio Securities." In addition, the
Fund may lend portfolio securities. See "Appendix_Investment Techniques_Lending Portfolio Securities."
DREYFUS TREASURY CASH MANAGEMENT _ The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements in respect of these securities. See "Appendix_Certain Portfolio Securities."
DREYFUS TREASURY PRIME CASH MANAGEMENT _ The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix_Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the U.S. Government or any other type of money market instrument or security.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS _ The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix_Certain Portfolio Securities."
          From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objectives.
          From time to time, on a temporary basis other than for temporary purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."

                                           [Page 8]

DREYFUS TAX EXEMPT CASH MANAGEMENT _ The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT _ The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that, under normal circumstances, at least 65% of the value of the Fund's net assets will be invested in debt securities of the State of New York, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, New York State, and New York City income taxes (collectively, "New York Municipal Obligations"). The remainder of the Fund's assets may be invested in securities which are not New York Municipal Obligations, and, therefore may be subject to Federal, New York State, and New York City income taxes. To the extent acceptable New York Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Obligations which are subject to New York State and New York City income tax, and in Taxable Investments. See "Investment Considerations and Risks_Investing in New York Municipal Obligations" below, "Dividends, Distributions and Taxes" and "Appendix_Certain Portfolio Securities." INVESTMENT CONSIDERATIONS AND RISKS
GENERAL _ Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.
BANK SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) _ To the extent each of these Funds investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. Each Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.


FOREIGN SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) Each of these Funds may invest in securities issued by London branches of domestic banks, and Dreyfus Cash Management Plus may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.
          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

                                           [Page 9]

Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Funds would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.
INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Since Dreyfus New York Municipal Cash Management is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. Investors should consider carefully the special risks inherent in investing principally in New York Municipal Obligations. These risks result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. Beginning in early 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or a State municipality, the market value and marketability of outstanding New York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990's added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal periods 1989 through 1992. New York State's financial operations have improved, however, during recent fiscal years. For its fiscal periods 1993 through 1996, the State recorded balanced budgets on a cash basis, with substantial fund balances in the General Fund in fiscal 1992-93 and 1993-94 and smaller fund balances in fiscal 1994-95 and 1995-96. As of January, 1997, New York State projected an operating surplus in the General Fund for fiscal 1996-97. There can be no assurance that the State will not face substantial potential budget gaps in future years.Investors should obtain and review a copy of the Statement of Additional Information which more fully sets forth these and other risk factors.
NON-DIVERSIFIED STATUS (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ The classification of Dreyfus New York Municipal Cash Management as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the Fund's investments may be more sensitive to changes in the market value of a single issuer. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.
SIMULTANEOUS INVESTMENTS _ Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.
MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER _ The Dreyfus Corporation, located at 200 Park Avenue,
New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of April 30, 1997, The Dreyfus Corporation managed or administered approximately $83 billion in assets for approximately 1.7 million investor accounts nationwide.


          The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board, in accordance with Maryland law, with respect to Dreyfus Cash Management Plus, and in accordance with Massachusetts law, with respect to each other Fund.
                                 [Page 10]


          Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $259 billion in assets as of March 31, 1997, including approximately $88 billion in proprietary mutual fund assets. As of March 31, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $1.061 trillion in assets, including approximately $58 billion in mutual fund assets.


          For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
          As to each Fund's Participant Shares, unless The Dreyfus
Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i)the management fee payable by the Fund monthly at the an nual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.
          In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, TheDreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
          The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The
Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.
DISTRIBUTOR _ The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.
TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN _ Dreyfus Transfer,
Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management.
How to Buy Shares
GENERAL
          The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Participant Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
          The minimum initial investment to purchase Participant Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund or Dreyfus Institutional Short Term Treasury Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
          Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of
                                 [Page 11]

Participant Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
          Participant Shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
          Participant Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT _ Each of these Fund's net asset value per share is determined twice daily: (i) as of 5:00 p.m., New York time/2:00 p.m., California time, and (ii) as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York Time, or whose orders are placed, and payments received in Federal Funds by the Sub-custodian (Wells Fargo Bank) by 12:00 Noon, California time, will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders placed with Dreyfus Institutional Services Division in New York after 12:00 Noon, New York time, but prior to 5:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT _ Each of these Fund's net asset value per share is determined twice daily: (i) as of 12:00 Noon, New York time, and (ii) as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Investors whose orders are placed, and payments are received in or converted into Federal Funds by the Custodian (The Bank of New York) by 12:00 Noon, New York time, will be effective at the price determined at 12:00 Noon, New York time, on that day. Shares so purchased will receive the dividend declared on that day.
          Orders effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian (The Bank of New York) by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day
                                 [Page 12]

following the date the order became effective. Orders in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.
SHAREHOLDER SERVICES
FUND EXCHANGES _ An investor may purchase, in exchange for Participant
Shares of a Fund, Participant Shares of any other Fund. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the Fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Automated Facilities and the dividend/capital gain distribution option selected by the investor.
          To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."
          An investor who wishes to redeem Participant Shares and purchase shares of another class of a Fund should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.
DREYFUS AUTO-EXCHANGE PRIVILEGE _ Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Participant Shares of a Fund, in Participant Shares of any other Fund, if the investor is a shareholder in such Fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selecte
d. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus
Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."
HOW TO REDEEM SHARES
GENERAL
          Investors may request redemption of Participant Shares at any time and the shares will be redeemed at the next determined net asset value.
          None of these Funds imposes charges when Participant Shares are redeemed. Service Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.
          Each Fund ordinarily will make payment for all Participant Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.
DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT
CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT _ If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New York) in New York by 5:00 p.m., New York time, or transmitted to the Sub-custodian (Wells Fargo Bank) in California by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal
Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received by Dreyfus Institutional Service Division after 12:00 Noon, California time, for transmission to the Sub-custodian (Wells Fargo Bank) will not be processed until the following business day. A redemption request effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, for transmission to the Custodian (The
Bank of New York), by a means other than an automated interface or trading system will not be effective until the following business day.

                                 [Page 13]

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT _ If a redemption request is received in proper form, and transmitted to the Custodian (The Bank of New
York) in New York by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.
PROCEDURES
          Investors may redeem Participant Shares by wire or telephone, or through a compatible automated interface or trading system, as described below.
          If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identificat ion, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
          During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Participant Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE _ Investors may redeem Participant Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Participant Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE AUTOMATED FACILITIES _ Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their automated facilities are compatible and to receive instructions for redeeming Participant Shares in this manner.
SERVICE PLAN
          Participant Shares of each Fund are subject to a separate Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Participant Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Participant Shares and for providing certain services relating to shareholder accounts for Participant Shares, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Participant Shares a consolidated statement, checkwriting privileges, automated teller machine access, and bill paying services. The fee payable for Servicing is intended to be a "service fee" as defined in the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.
DIVIDENDS, DISTRIBUTIONS AND TAXES
        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, or the New York Stock Exchange, as to each other Fund, is open for business. Participant Shares begin earning income dividends on the day the purchase order is effective.
The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested

                                 [Page 14]

in additional Participant Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Participant Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Participant Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.
          Dividends paid by each Tax Exempt Fund derived from Taxable Investments, and dividends paid by each other Fund derived from net investment income, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in additional Fund shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.
          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by each Tax Exempt Fund will not be subject to Federal income tax and, as to Dreyfus New York Municipal Cash Management, New York State and New York City income taxes. Dividends and distributions of Dreyfus Municipal Cash Management Plus and Dreyfus Tax
Exempt Cash Management may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by each Tax Exempt Fund may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each Tax Exempt Fund may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, or (ii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If a Tax Exempt Fund purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.
          Dividends paid by Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.
          Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fu nd shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.
          Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For each Tax Exempt Fund, these statements will set forth the dollar amount of income exempt from Federal tax and, as to Dreyfus New York Municipal Cash Management, New York State and New York City taxes, and the dollar amount, if any, subject to such tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If a Tax Exempt Fund pays dividends derived from taxable income, it intends to designate as taxable the same percentage

                                 [Page 15]

of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
          The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.
          Federal regulations generally require each Fund to withhold
("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or in terest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.
          A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.
          Management believes that each Fund has qualified for the fiscal year ended January 31, 1997, as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
          Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
GENERAL INFORMATION
        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust and commenced operations on November 4, 1991, October 15, 1990, September 4, 1986 and December 27, 1988, respectively. Each of these Funds is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Dreyfus Cash Management Plus was incorporated under Maryland law on August 12, 1987, commenced operations on October 6, 1987, and is authorized to issue 15 billion shares of common stock, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Participant Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.
ALL FUNDS (EXCEPT DREYFUS CASH MANAGEMENT PLUS) _ Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each of these Funds' Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.
DREYFUS CASH MANAGEMENT PLUS _ Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, pursuant to the Fund's By-Laws, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office and the holders of at least 25% of such shares may require the Fund to hold a special meeting of

                                 [Page 16]

shareholders for any other purpose. Fund shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Directors if, at any time less than a majority of the Directors then holding office have been elected by shareholders.
ALL FUNDS _ The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.
          Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Participant Shares should call such institution directly.
          The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
          Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this Combined Prospectus.

                                 [Page 17]

APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY _ Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS CASH MANAGEMENT PLUS AND DREYFUS GOVERNMENT CASH MANAGEMENT) _ Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Each Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans ar e terminable by a Fund at any time upon specified notice. Each Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.
REVERSE REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT PLUS) _ The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


FORWARD COMMITMENTS (DREYFUS CASH MANAGEMENT PLUS, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) _ Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury
 Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.
U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, AND DREYFUS GOVERNMENT CASH MANAGEMENT) _ Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalit ies, no assurance can be given that it will always do so, since it is not so obligated by law.

                                 [Page 18]

REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY CASH MANAGEMENT) _ Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) _ Each of these Funds may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks. Dreyfus Cash Management also may purchase other short-term obligations issued by London branches of domestic banks and other banking institutions. Dreyfus Cash Management Plus also may purchase other short-term obligations issued by foreign subsidiaries or foreign branches (such as London branches) of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, each Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds _ Investment Considerations and Risks _ Bank Securities."
          Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
          Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
          Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT AND DREYFUS CASH MANAGEMENT PLUS) _
 Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).
FLOATING AND VARIABLE RATE OBLIGATIONS (DREYFUS CASH MANAGEMENT PLUS) _ The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.


ASSET-BACKED SECURITIES (DREYFUS CASH MANAGEMENT PLUS) _ The asset-backed securities in which the Fund may invest are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institutions providing the credit support.


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue
                                 [Page 19]

bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.
CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.
TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.
STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and none of these Funds intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.
TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, DREYFUS TAX EXEMPT CASH MANAGEMENT, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT) _ To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies _ Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable
                                 [Page 20]

Investments and, with respect to Dreyfus Tax Exempt Cash Management,
Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.
ILLIQUID SECURITIES _ Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE
ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.


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Copy Rights 1997 Dreyfus Service Corporation                 CMGT/p052097par


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Prospectus
Dreyfus Cash Management
Dreyfus Cash Management Plus, Inc.
Dreyfus Government Cash Management
Dreyfus Municipal Cash Management Plus
Dreyfus New York Municipal
Cash Management
Dreyfus Tax Exempt Cash Management
Dreyfus Treasury Cash Management
Dreyfus Treasury Prime Cash Management
Participant Shares
Dreyfus